Consolidated portfolio of investments—March 31, 2023 (unaudited)

	Yield	Shares	Value
Short-term investments: 78.94%
Investment companies: 19.13%
Allspring Government Money Market Fund Select Class ♠∞*	4.69%	7,377,235	$ 7,377,235

			Maturity date	Principal
U.S. Treasury securities: 59.81%
U.S. Treasury Bill ☼#		2.57	6-15-2023	$ 2,750,000	2,724,119
U.S. Treasury Bill ☼		4.45	6-29-2023	3,000,000	2,966,432
U.S. Treasury Bill ☼		4.54	7-13-2023	14,900,000	14,704,457
U.S. Treasury Bill ☼#		4.61	12-28-2023	2,750,000	2,662,437
					23,057,445
Total Short-term investments (Cost $30,443,792)					30,434,680
Total investments in securities (Cost $30,443,792)	78.94%				30,434,680
Other assets and liabilities, net	21.06				8,119,174
Total net assets	100.00%				$38,553,854

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,833,161	$50,232,610	$(69,688,536)	$0	$0	$7,377,235	7,377,235	$313,145
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  1

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,512,000 SEK	141,728 USD	Goldman Sachs International	4-19-2023	$4,074	$0
5,896,000 ZAR	316,840 USD	Goldman Sachs International	4-19-2023	13,866	0
17,744,000 CZK	793,262 USD	Goldman Sachs International	4-19-2023	26,041	0
6,834,000 BRL	1,325,053 USD	Goldman Sachs International	4-19-2023	20,067	0
1,202,808,000 CLP	1,489,380 USD	Goldman Sachs International	4-19-2023	21,119	0
6,778,000 PLN	1,525,832 USD	Goldman Sachs International	4-19-2023	43,013	0
585,165,000 HUF	1,614,446 USD	Goldman Sachs International	4-19-2023	47,430	0
1,455,000 GBP	1,723,424 USD	Goldman Sachs International	4-19-2023	72,022	0
34,974,000 MXN	1,934,464 USD	Goldman Sachs International	4-19-2023	670	0
409,164,000 JPY	3,007,595 USD	Goldman Sachs International	4-19-2023	80,679	0
2,981,000 EUR	3,153,913 USD	Goldman Sachs International	4-19-2023	81,674	0
211,472 USD	3,267,451,000 IDR	Goldman Sachs International	4-19-2023	0	(6,345)
527,874 USD	694,682,000 KRW	Goldman Sachs International	4-19-2023	0	(6,228)
977,564 USD	1,597,000 NZD	Goldman Sachs International	4-19-2023	0	(21,083)
1,435,065 USD	117,925,000 INR	Goldman Sachs International	4-19-2023	1,358	0
3,851,943 USD	40,856,000 NOK	Goldman Sachs International	4-19-2023	0	(53,055)
4,479,634 USD	6,765,000 AUD	Goldman Sachs International	4-19-2023	0	(44,860)
4,513,664 USD	6,215,000 CAD	Goldman Sachs International	4-19-2023	0	(85,970)
7,511,494 USD	7,037,000 CHF	Goldman Sachs International	4-19-2023	0	(192,032)
				$412,013	$(409,573)
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Lean Hogs Futures**	18	4-17-2023	$617,110	$541,800	$0	$(75,310)
London Metal Exchange Aluminum Futures**	15	4-17-2023	895,195	893,531	0	(1,664)
London Metal Exchange Copper Futures**	5	4-17-2023	1,117,956	1,124,313	6,357	0
London Metal Exchange Lead Futures**	8	4-17-2023	422,887	422,050	0	(837)
CAC 40 Index	4	4-21-2023	312,548	318,149	5,601	0
NY Harbor Ultra-Low Sulfur Diesel Futures**	6	4-28-2023	713,045	660,391	0	(52,654)
Sugar #11World Futures**	34	4-28-2023	763,379	847,280	83,901	0
Cotton #2 Futures**	10	5-8-2023	424,339	413,900	0	(10,439)
Low Sugar Gas Oil Futures**	8	5-11-2023	591,146	601,400	10,254	0
KC Hard Red Winter Wheat Futures**	10	5-12-2023	447,914	438,875	0	(9,039)
Soybean Futures**	6	5-12-2023	459,098	451,650	0	(7,448)
Soybean Meal Futures**	20	5-12-2023	958,326	932,000	0	(26,326)
Coffee C Futures**	13	5-18-2023	890,001	831,188	0	(58,813)
TOPIX Index	2	6-8-2023	297,403	301,789	4,386	0
SPI 200 Index	3	6-15-2023	367,938	360,512	0	(7,426)
DAX Index	1	6-16-2023	421,928	428,296	6,368	0
E-Mini Russell 2000 Index	2	6-16-2023	184,285	181,350	0	(2,935)
Euro STOXX 50 Index	7	6-16-2023	314,417	323,474	9,057	0
FTSE 100 Index	4	6-16-2023	381,390	376,939	0	(4,451)
10-Year Canadian Treasury Bonds	45	6-21-2023	4,032,343	4,200,666	168,323	0
10-Year U.S. Treasury Notes	77	6-21-2023	8,554,497	8,848,984	294,487	0
Live Cattle Futures**	11	6-30-2023	688,423	713,350	24,927	0
Short
London Metal Exchange Aluminum Futures**	(15)	4-17-2023	(878,761)	(893,531)	0	(14,770)
London Metal Exchange Copper Futures**	(5)	4-17-2023	(1,116,228)	(1,124,313)	0	(8,085)
London Metal Exchange Lead Futures**	(8)	4-17-2023	(418,613)	(422,050)	0	(3,437)
WTI Crude Oil Futures**	(8)	4-20-2023	(625,174)	(605,360)	19,814	0
Natural Gas Futures**	(13)	4-26-2023	(382,297)	(288,080)	94,217	0
Gasoline RBOB Futures**	(4)	4-28-2023	(449,097)	(450,408)	0	(1,311)
Corn Futures**	(51)	5-12-2023	(1,629,363)	(1,684,275)	0	(54,912)
Soybean Oil Futures**	(20)	5-12-2023	(723,522)	(665,880)	57,642	0
Wheat Futures**	(8)	5-12-2023	(299,094)	(276,900)	22,194	0
Cocoa Futures**	(12)	5-15-2023	(310,646)	(351,960)	0	(41,314)
London Metal Exchange Aluminum Futures**	(15)	5-15-2023	(900,024)	(897,656)	2,368	0
London Metal Exchange Copper Futures**	(4)	5-15-2023	(894,652)	(899,250)	0	(4,598)
London Metal Exchange Nickel Futures**	(1)	5-15-2023	(146,161)	(142,500)	3,661	0
Silver Futures**	(1)	5-26-2023	(108,472)	(120,780)	0	(12,308)
Euro-Bund Futures	(7)	6-8-2023	(1,008,398)	(1,031,229)	0	(22,831)
10-Year Australian Treasury Bonds	(98)	6-15-2023	(7,824,046)	(8,050,058)	0	(226,012)
S&P/TSX 60 Index	(2)	6-15-2023	(363,191)	(357,884)	5,307	0
E-Mini Nasdaq 100 Index	(1)	6-16-2023	(242,793)	(266,035)	0	(23,242)
E-Mini S&P 500 Index	(1)	6-16-2023	(197,742)	(206,888)	0	(9,146)
MSCI Emerging Markets Index	(5)	6-16-2023	(239,737)	(248,875)	0	(9,138)
Gold 100 Ounces Futures**	(5)	6-28-2023	(965,783)	(993,100)	0	(27,317)
Long Gilt Bonds	(54)	6-28-2023	(6,707,215)	(6,884,594)	0	(177,379)
					$818,864	$(893,142)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  3

Consolidated portfolio of investments—March 31, 2023 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$3,281,658	$3,166,442	$0	$(115,216)

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Liberty Global plc	1,687	$34,381	1.09%
Spark New Zealand Limited	15,240	48,284	1.52
Entertainment
Toho Company Limited Tokyo	1,100	42,173	1.33
Ubisoft Entertainment SA	2,112	56,291	1.78
Interactive media & services
Auto Trader Group plc	14,024	106,971	3.38
EverQuote Incorporated Class A	2,364	32,859	1.04
Kakaku.com Incorporated	3,300	45,300	1.43
Scout24 AG	636	37,829	1.19
Wireless telecommunication services
Tele2 AB Class B	7,634	75,982	2.40
		480,070
Consumer discretionary
Automobiles
Isuzu Motors Limited	4,100	48,999	1.55
Mazda Motor Corporation	11,700	107,921	3.41
Diversified consumer services
Exor NV	779	64,236	2.03
Hotels, restaurants & leisure
Aramark	1,984	71,027	2.24
Domino's Pizza Enterprises Limited	1,743	58,511	1.85
Domino's Pizza Incorporated	136	44,863	1.42
Household durables
Iida Group Holdings Company Limited	2,900	47,347	1.49
Specialty retail
AutoZone Incorporated	17	41,788	1.32
Bath & Body Works Incorporated	1,048	38,336	1.21
Chewy Incorporated Class A	1,694	63,322	2.00
USS Company Limited	2,300	39,904	1.26
Wayfair Incorporated Class A	1,529	52,506	1.66
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Textiles, apparel & luxury goods
Gildan Activewear Incorporated	1,100	$36,544	1.15%
Pandora AS	1,100	105,587	3.34
		820,891
Consumer staples
Consumer staples distribution & retail
Kobe Bussan Company Limited	1,300	36,299	1.15
SpartanNash Company	1,467	36,382	1.15
Food products
ARYZTA AG	23,080	39,253	1.24
Campbell Soup Company	2,113	116,173	3.67
John B. Sanfilippo & Son Incorporated	351	34,019	1.07
Kellogg Company	656	43,926	1.39
The J.M. Smucker Company	312	49,099	1.55
Household products
The Clorox Company	239	37,819	1.19
Tobacco
Imperial Tobacco Group plc	1,449	33,321	1.05
		426,291
Energy
Oil, gas & consumable fuels
Idemitsu Kosan Company Limited	2,300	50,353	1.59
Origin Energy Limited	9,240	51,458	1.63
Saras SpA	23,438	36,419	1.15
		138,230
Financials
Banks
Banco Bilbao Vizcaya Argentaria SA	9,694	69,306	2.19
Danske Bank AS	2,440	49,090	1.55
Capital markets
Blucora Incorporated	1,434	37,743	1.19
Hargreaves Lansdown plc	6,179	61,212	1.93
Invesco Limited	4,342	71,209	2.25
LPL Financial Holdings Incorporated	166	33,598	1.06
SEI Investments Company	1,416	81,491	2.58
Stonex Group Incorporated	444	45,967	1.45
Tradeweb Markets Incorporated Class A	532	42,039	1.33
Financial services
Financial Products Group Company Limited	3,900	34,130	1.08
Jack Henry & Associates Incorporated	551	83,047	2.62
Kinnevik AB	3,940	58,914	1.86
Mitsubishi UFJ Lease & Finance Company Limited	11,600	59,899	1.89
Wendel SA	639	67,568	2.14
Insurance
American Financial Group Incorporated	766	93,069	2.94
Assurant Incorporated	506	60,755	1.92
Erie Indemnity Company Class A	305	70,656	2.23
Fairfax Financial Holdings Limited	100	66,506	2.10
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Insurance (continued)
Medibank Private Limited	26,069	$58,829	1.85%
SelectQuote Incorporated	23,616	51,247	1.62
		1,196,275
Health care
Biotechnology
Rigel Pharmaceuticals Incorporated	25,419	33,553	1.06
Health care equipment & supplies
BioMerieux Incorporated	450	47,437	1.50
Getinge AB Class B	2,428	59,215	1.87
Sonova Holding AG	126	37,168	1.17
Life sciences tools & services
Waters Corporation	160	49,541	1.56
Pharmaceuticals
Amphastar Pharmaceuticals Incorporated	1,018	38,175	1.21
Bausch Health Companies Incorporated	5,200	42,131	1.33
Bristol-Myers Squibb Company	638	44,220	1.40
Ipsen SA	457	50,321	1.59
Orion Oyj Class B	2,384	106,560	3.36
		508,321
Industrials
Aerospace & defense
Rheinmetall AG	216	63,990	2.02
Air freight & logistics
C.H. Robinson Worldwide Incorporated	485	48,195	1.52
Building products
Masco Corporation	775	38,533	1.22
Electrical equipment
ABB Limited	1,976	67,977	2.15
Fuji Electric Holdings Company Limited	1,200	47,389	1.50
Prysmian SpA	1,709	71,762	2.26
Ground transportation
J.B. Hunt Transport Services Incorporated	281	49,304	1.56
Knight-Swift Transportation Holdings Incorporated	577	32,647	1.03
Nippon Express Holdings Incorporated	1,200	72,408	2.28
Industrial conglomerates
Nisshinbo Holdings Incorporated	4,300	32,941	1.04
Machinery
Mitsubishi Heavy Industries Limited	2,200	81,050	2.56
Shibaura Machine Company Limited	1,700	40,609	1.28
Passenger airlines
Norwegian Air Shuttle ASA	50,395	51,529	1.63
Professional services
Booz Allen Hamilton Holding Corporation	613	56,819	1.80
Bureau Veritas SA	1,112	31,951	1.01
Persol Holdings Company Limited	2,900	58,391	1.84
Randstad Holdings NV	637	37,815	1.19
Trading companies & distributors
W.W. Grainger Incorporated	90	61,993	1.96
		945,303
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Information technology
Communications equipment
Juniper Networks Incorporated	1,726	$59,409	1.88%
Electronic equipment, instruments & components
Arrow Electronics Incorporated	719	89,781	2.83
Japan Display Incorporated	110,100	33,322	1.05
Venture Corporation Limited	5,200	69,209	2.19
IT services
CGI Incorporated	900	86,737	2.74
Cognizant Technology Solutions Corporation Class A	1,166	71,044	2.24
Gartner Incorporated	163	53,100	1.68
Otsuka Corporation	1,200	42,618	1.35
The Western Union Company	6,145	68,517	2.16
Verisign Incorporated	257	54,312	1.72
Semiconductors & semiconductor equipment
Teradyne Incorporated	378	40,639	1.28
Software
Blackberry Limited TSX	12,300	56,426	1.78
Cadence Design Systems Incorporated	281	59,035	1.87
Cognyte Software Limited	9,966	33,785	1.07
Dropbox Incorporated Class A	3,355	72,535	2.29
Fair Isaac Corporation	137	96,269	3.04
Nemetschek SE	502	34,653	1.10
The Sage Group plc	12,682	121,702	3.84
Trend Micro Incorporated	1,300	63,779	2.01
		1,206,872
Materials
Chemicals
CF Industries Holdings Incorporated	447	32,403	1.02
Clariant AG	2,545	42,220	1.33
Eastman Chemical Company	430	36,266	1.15
Johnson Matthey plc	3,575	87,646	2.77
Orica Limited	8,435	87,137	2.75
Metals & mining
Centerra Gold Incorporated	5,800	37,465	1.19
JFE Holdings Incorporated	2,900	36,808	1.16
Torex Gold Resources Incorporated	2,000	33,282	1.05
		393,227
Real estate
Real estate management & development
Leopalace21 Corporation	21,400	57,804	1.82
Sino Land Company	48,000	64,912	2.05
Residential REITs
Apartment Investment & Management Company Class A	5,056	38,881	1.23
Artis REIT	7,200	40,541	1.28
		202,138
Utilities
Electric utilities
CK Infrastructure Holdings Limited	6,000	32,645	1.03
Exelon Corporation	1,343	56,258	1.78
PPL Corporation	1,155	32,098	1.01
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Multi-utilities
Consolidated Edison Incorporated	422	$40,373	1.28%
DTE Energy Company	484	53,017	1.67
SembCorp Industries Limited	9,700	32,010	1.01
		246,401
Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA	(2,941)	(114,368)	(3.61)
Verizon Communications Incorporated	(893)	(34,729)	(1.10)
Entertainment
Warner Bros. Discovery Incorporated	(3,093)	(46,704)	(1.48)
Interactive media & services
Adevinta ASA	(6,755)	(47,954)	(1.51)
Z Holdings Corporation	(11,500)	(32,608)	(1.03)
Wireless telecommunication services
Softbank Corporation	(4,100)	(47,330)	(1.49)
Softbank Group Corporation	(1,400)	(55,039)	(1.74)
		(378,732)
Consumer discretionary
Automobile components
Aptiv plc	(604)	(67,763)	(2.14)
Automobiles
Rivian Automotive Incorporated Class A	(2,081)	(32,214)	(1.02)
Toyota Motor Corporation	(4,000)	(56,942)	(1.80)
Hotels, restaurants & leisure
Airbnb Incorporated	(296)	(36,822)	(1.16)
Norwegian Cruise Line Holdings Limited	(2,379)	(31,998)	(1.01)
Household durables
Garmin Limited	(746)	(75,286)	(2.38)
Sony Corporation	(1,200)	(109,300)	(3.45)
Leisure products
Callaway Golf Company	(1,544)	(33,381)	(1.05)
Specialty retail
Five Below Incorporated	(201)	(41,400)	(1.31)
Floor & Decor Holdings Inc Class A	(532)	(52,253)	(1.65)
Industria de Diseno Textil SA	(948)	(31,848)	(1.00)
JD Sports Fashion plc	(16,796)	(36,989)	(1.17)
Nitori Holdings Company Limited	(600)	(72,457)	(2.29)
Restoration Hardware	(150)	(36,532)	(1.15)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE	(63)	(57,828)	(1.83)
		(773,013)
Consumer staples
Consumer staples distribution & retail
Aeon Company Limited	(2,200)	(42,682)	(1.35)
Seven & I Holdings Company Limited	(800)	(36,139)	(1.14)
Food products
Nestle SA	(479)	(58,405)	(1.85)
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Personal care products
The Beauty Health Company	(3,193)	$(40,327)	(1.27)%
		(177,553)
Energy
Oil, gas & consumable fuels
Enbridge Incorporated	(1,800)	(68,630)	(2.17)
Neste Oyj	(644)	(31,816)	(1.00)
Santos Limited	(7,118)	(32,760)	(1.03)
TC Energy Corporation	(1,000)	(38,897)	(1.23)
Washington H. Soul Pattison & Company Limited	(3,702)	(75,028)	(2.37)
		(247,131)
Financials
Banks
JPMorgan Chase & Company	(496)	(64,634)	(2.04)
Capital markets
Euronext NV	(723)	(55,364)	(1.75)
Matsui Securities Company Limited	(8,100)	(47,884)	(1.51)
S&P Global Incorporated	(178)	(61,369)	(1.94)
Consumer finance
Sofistech Incorporated	(6,436)	(39,067)	(1.24)
Financial services
Apollo Global Management Incorporated	(1,427)	(90,129)	(2.84)
Groupe Bruxelles Lambert SA	(478)	(40,792)	(1.29)
TFS Financial Corporation	(3,128)	(39,507)	(1.25)
Insurance
AIA Group Limited	(7,000)	(73,411)	(2.32)
Allianz SE	(281)	(64,865)	(2.05)
Great-West Lifeco Incorporated	(2,200)	(58,309)	(1.84)
Phoenix Group Holdings plc	(10,000)	(67,564)	(2.13)
		(702,895)
Health care
Biotechnology
Exact Sciences Corporations	(940)	(63,741)	(2.01)
Health care equipment & supplies
Intuitive Surgical Incorporated	(195)	(49,817)	(1.57)
Life sciences tools & services
Illumina Incorporated	(273)	(63,486)	(2.01)
Pharmaceuticals
AstraZeneca plc	(387)	(53,621)	(1.69)
		(230,665)
Industrials
Aerospace & defense
Axon Enterprise Inc	(200)	(44,970)	(1.42)
CAE Incorporated	(1,600)	(36,179)	(1.14)
Rolls Royce Holdings plc	(47,465)	(87,424)	(2.76)
Safran SA	(577)	(85,417)	(2.70)
Building products
Daikin Industries Limited	(400)	(71,763)	(2.27)
Commercial services & supplies
MSA Safety Incorporated	(258)	(34,443)	(1.09)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Construction & engineering
Kinden Corporation	(3,400)	$(40,974)	(1.29)%
Vinci SA	(548)	(62,824)	(1.99)
Ground transportation
Central Japan Railway Company	(400)	(47,728)	(1.51)
Grab Holdings Incorporated Class A	(18,861)	(56,771)	(1.79)
Industrial conglomerates
Siemens AG	(259)	(41,959)	(1.32)
Machinery
Makita Corporation	(2,200)	(54,791)	(1.73)
RBC Bearings Incorporated	(186)	(43,288)	(1.37)
Stanley Black & Decker Incorporated	(979)	(78,888)	(2.49)
Toyota Industries Corporation	(1,600)	(89,137)	(2.81)
Professional services
Clarivate plc	(4,843)	(45,476)	(1.44)
Trading companies & distributors
AerCap Holdings NV	(1,461)	(82,152)	(2.59)
Ashtead Group plc	(555)	(34,080)	(1.08)
Seven Group Holdings Limited	(2,102)	(32,652)	(1.03)
Transportation infrastructure
Transurban Group	(7,023)	(67,058)	(2.12)
		(1,137,974)
Information technology
Electronic equipment, instruments & components
Hexagon AB Series B	(6,996)	(80,519)	(2.54)
Keyence Corporation	(100)	(49,011)	(1.55)
Teledyne Technologies Incorporated	(119)	(53,236)	(1.68)
IT services
Nexi SpA	(8,238)	(66,951)	(2.12)
Okta Incorporated	(604)	(52,089)	(1.65)
Shopify Incorporated Class A	(1,700)	(81,509)	(2.57)
Snowflake Incorporated Class A	(271)	(41,813)	(1.32)
Square Incorporated Class A	(1,018)	(69,886)	(2.21)
Twilio Incorporated Class A	(819)	(54,570)	(1.72)
Semiconductors & semiconductor equipment
Advanced Micro Devices Incorporated	(470)	(46,065)	(1.46)
Analog Devices Incorporated	(370)	(72,971)	(2.30)
Marvell Technology Incorporated	(772)	(33,428)	(1.06)
Nvidia Corporation	(265)	(73,609)	(2.32)
Software
salesforce.com Incorporated	(545)	(108,880)	(3.44)
ServiceNow Incorporated	(105)	(48,796)	(1.54)
Technology hardware, storage & peripherals
Fijifilm Holdings Corporation	(1,400)	(71,068)	(2.24)
		(1,004,401)
Materials
Chemicals
Air Liquide SA	(226)	(37,830)	(1.19)
Ecolab Incorporated	(332)	(54,956)	(1.74)
International Flavors & Fragrances Incorporated	(718)	(66,027)	(2.09)
Shin-Etsu Chemical Company Limited	(1,000)	(32,461)	(1.02)
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Metals & mining
Ivanhoe Mines Limited Class A	(8,100)	$(73,179)	(2.31)%
Liontown Resources Limited	(22,786)	(39,813)	(1.26)
Lithium Americas Corporation	(1,600)	(34,806)	(1.10)
Paper & forest products
Daio Paper Corporation	(4,400)	(34,411)	(1.09)
		(373,483)
Real estate
Residential REITs
Nippon Building Fund Incorporated	(11)	(45,788)	(1.45)
Retail REITs
Kite Realty Group Trust	(1,588)	(33,221)	(1.05)
Realty Income Corporation	(1,355)	(85,799)	(2.71)
		(164,808)
Utilities
Electric utilities
Enel SpA	(7,861)	(47,944)	(1.52)
Nextera Energy Incorporated	(534)	(41,160)	(1.30)
Gas utilities
The Hong Kong and China Gas Company Limited	(94,000)	(82,759)	(2.61)
		(171,863)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  11

Notes to consolidated portfolio of investments—March 31, 2023 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2023, the Subsidiary had $4,932,669 of investments in affiliates and cash at broker segregated for futures contacts representing 100.73% of its assets. As of March 31, 2023, the Fund held $4,897,061 in the Subsidiary, representing 14.55% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee eastblished by Allspring Funds Management, LLC ("Allspring Funds Management").
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the

12  |  Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2023 (unaudited)

contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary's payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”) or centrally cleared with a central clearinghouse.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Alternative Risk Premia Fund  |  13

Notes to consolidated portfolio of investments—March 31, 2023 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$7,377,235	$0	$0	$7,377,235
U.S. Treasury securites	23,057,445	0	0	23,057,445
	30,434,680	0	0	30,434,680
Forward foreign currency contracts	0	412,013	0	412,013
Futures contracts	818,864	0	0	818,864
Total assets	$31,253,544	$412,013	$0	$31,665,557
Liabilitites
Forward foreign currency contracts	$0	$409,573	$0	$409,573
Futures contracts	893,142	0	0	893,142
Swap contracts	0	115,216	0	115,216
Total liabilities	$893,142	$524,789	$0	$1,417,931
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of March 31, 2023, $8,116,735 was segregated as cash collateral for open futures contracts.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

14  |  Allspring Alternative Risk Premia Fund